UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            Form 13F

                      Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2010
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Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nathaniel Bohrer
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Address:   c/o Harvest Management, L.L.C.
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           527 Madison Avenue, 9th Floor
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           New York, New York 10022
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Form 13F File Number:  28-7384
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nathaniel Bohrer
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Title:
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Phone:     212-644-2202
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Signature, Place, and Date of Signing:


/s/ Nathaniel Bohrer       New York, New York     05/14/10
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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number          Name

        28-06505                      Harvest Management, L.L.C.
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